Financial Information of Parent Company Balance Sheets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2009 Parent Company USD ($)
Current assets:
Cash	$ 116,597,000	531,962,381	$ 101,196,000	473,192,669	$ 181,080,000	350,501,290	$ 55,138,000	$ 7,226,000	$ 12,323,000	$ 121,409,000	$ 24,604,000
Prepaid expenses and other current assets	14,019,000		18,994,000					162,000	2,450,000
Amounts due from related parties	3,838,000		1,591,000					37,933,000	43,688,000
Total current assets	347,314,000		278,492,000					45,321,000	58,461,000
Investment in subsidiaries and VIE								288,603,000	241,769,000
Total assets	466,510,000		378,056,000					333,924,000	300,230,000
Current liabilities:
Accrued expenses and other current liabilities	32,839,000		31,372,000					1,069,000	930,000
Amounts due to related parties	8,000		94,000					2,278,000	5,435,000
Deferred consideration in connection with business acquisitions	2,480,000		3,488,000					103,000	103,000
Total current liabilities	129,478,000		79,859,000					3,450,000	6,468,000
Other non-current liabilities	401,000		602,000					401,000	602,000
Total liabilities	133,526,000		83,297,000					3,851,000	7,070,000
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	57,000		56,000					57,000	56,000
Treasury shares	(773,000)		(773,000)					(773,000)	(773,000)
Shares to be issued	1,262,000		1,262,000					1,262,000	1,262,000
Additional paid-in capital	294,909,000		282,134,000					294,909,000	282,134,000
Accumulated other comprehensive income	17,747,000		15,719,000					17,747,000	15,719,000
(Accumulated deficit) retained earnings	5,412,000		(14,902,000)					16,871,000	(5,238,000)
Total equity	332,984,000		294,759,000		225,430,000		19,085,000	330,073,000	293,160,000
Total liabilities and equity	$ 466,510,000		$ 378,056,000					$ 333,924,000	$ 300,230,000